UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22634

Blackstone Alternative Alpha Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31, 2013

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

Blackstone Alternative Alpha Fund

Schedule of Investments (Unaudited)

June 30, 2012

	Fair Value	Percentage of Net Assets
Blackstone Alternative Alpha Master Fund (“Master Fund”)	$65,433,887	99.39%
Other assets, less liabilities	402,441	0.61%

Net Assets	$65,836,328	100.00%

See accompanying Notes to Schedule of Investments.

Blackstone Alternative Alpha Fund

Notes to Schedule of Investments (Unaudited)

June 30, 2012

1.	ORGANIZATION

Blackstone Alternative Alpha Fund (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, commenced operations on April 1, 2012. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund intends to pursue its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Master Fund’s Consolidated Schedule of Investments and Notes to Consolidated Schedule of Investments, included elsewhere within this report, are an integral part of the Fund’s Schedule of Investments and should be read in conjunction with this report. As of June 30, 2012, the Fund held 100% of the ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2.	BASIS OF PRESENTATION

The Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

3.	FAIR VALUE HIERARCHY

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies.

See Note 3 to the Master Fund’s Consolidated Schedule of Investments for the determination of fair value of the Master Fund’s investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

June 30, 2012

	Cost	Fair Value	Percentage of Net Assets
Investments in Investee Funds:
Equity
Viking Global Equities III Ltd.(1)	$12,400,000	$12,561,288	19.20%
Visium Balanced Offshore Fund, Ltd.(1)	4,800,000	4,937,827	7.55%
Bay Pond Partners, L.P.	4,650,000	4,469,863	6.83%
Pershing Square, L.P.	4,650,000	4,340,812	6.63%
Southpoint Qualified Fund L.P.	4,400,000	4,215,143	6.44%
Turiya Fund L.P.	4,200,000	4,127,838	6.31%
AKO Partners L.P.(1)	4,150,000	4,125,719	6.31%
Glenview Institutional Partners, L.P.	4,150,000	4,114,724	6.29%
Vinik Fund L.P.	2,800,000	2,670,586	4.08%
Merchants’ Gate Offshore Fund Ltd(1)	2,650,000	2,548,238	3.89%

Total	48,850,000	48,112,038	73.53%

Global Macro
COMAC Global Macro Fund Limited(1)	3,050,000	3,011,692	4.60%
Tudor BVI Global Fund Ltd.(1)	3,150,000	3,066,021	4.69%

Total	6,200,000	6,077,713	9.29%

Credit-Driven
Magnetar Constellation Fund, Ltd.(1)	5,050,000	5,116,835	7.82%
Multi-Category
HBK Offshore Fund II L.P.(1)	3,125,000	3,136,375	4.79%
Managed Futures
Lynx (Bermuda) Ltd.(1)	2,650,000	2,649,581	4.05%

Total Investments in Investee Funds(2)(3)(4)	$65,875,000	$65,092,542	99.48%

Other assets, less liabilities		341,345	0.52%
Net Assets		$65,433,887	100.00%

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Investee Fund organized in a non-U.S. offshore jurisdiction.
(2)	The total cost of Investee Funds organized in the United States is $24,850,000, with a fair value of $23,938,966.
(3)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $41,025,000, with a fair value of $41,153,576.
(4)	Represents cost for financial reporting purposes, and is substantially the same as cost for federal income tax purposes.

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited)

June 30, 2012

1.	ORGANIZATION

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund (the “Feeder Fund”) invests substantially all of its assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Schedule of Investments includes the holdings of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2.	BASIS OF PRESENTATION

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The investment in the Intermediate Fund is eliminated in consolidation.

3.	FAIR VALUE HIERARCHY

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

•	Level 1 - Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

•	Level 2 - Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited), (continued)

June 30, 2012

The Consolidated Master Fund’s investment in the Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Funds at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

•	Level 3 - Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund has categorized within Level 3, investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited or have the ability to limit the individual amount of shareholder redemptions, have limited the aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds as set forth in their governing legal agreements may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or which were made at differing points in time that result in differences in the effective minimum holding period or lockup or participation in side pocket investments.

In determining the fair value hierarchy classification under the current guidance, the Consolidated Master Fund is applying the most restrictive terms available to the Consolidated Master Fund’s investment in each Investee Fund. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at June 30, 2012. The Consolidated Master Fund has no unfunded capital commitments as of June 30, 2012.

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

The following is a summary categorization, as of June 30, 2012, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3	Total
Investments in Investee Funds by Strategy
Equity	$—	$—	$48,112,038	$48,112,038
Global Macro	—	6,077,713	—	6,077,713
Credit-Driven	—	—	5,116,835	5,116,835
Multi-Category	—	—	3,136,375	3,136,375
Managed Futures	—	2,649,581	—	2,649,581

	$—	$8,727,294	$56,365,248	$65,092,542

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited), (continued)

June 30, 2012

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Credit-Driven	Multi-Category	Total
Beginning Balance April 1, 2012	$—	$—	$—	$—

Transfers into Level 3	—	—	—	—
Tranfers out of Level 3	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation/(depreciation)	(737,962)	66,835	11,375	(659,752)
Purchases	48,850,000	5,050,000	3,125,000	57,025,000
Sales	—	—	—	—

Ending Balance June 30, 2012	$48,112,038	$5,116,835	$3,136,375	$56,365,248

Change in unrealized appreciation or (depreciation) related to investments still held as of June 30, 2012	$(737,962)	$66,835	$11,375	$(659,752)

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Blackstone Alternative Alpha Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: August 24, 2012

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date: August 24, 2012